Related Party Transactions - Joint Ventures (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024
Related Party Transactions
Accounts receivable - unconsolidated affiliates	$ 1,677	$ 848
Accounts payable - unconsolidated affiliates	$ 4,000	$ 4,000